Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred income tax and social contribution
a)	Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Other temporary differences assets	Total deferred tax assets	Technological innovation (i)	Other temporary differences Liability (ii)	Total deferred tax liabilities	Net deferred tax liability
Deferred tax
At December 31, 2017	1,487	2,885	32,642	37,014	(41,192)	(1,616)	(42,808)	(5,794)

Included in the statement of income	1,424	(712)	32,073	32,785	(41,987)	(117,129)	(159,116)	(126,331)

At December 31, 2018	2,911	2,173	64,715	69,799	(83,179)	(118,745)	(201,924)	(132,125)
Included in the statement of income	47,223	3,445	66,699	117,367	(78,032)	(560,378)	(638,410)	(521,043)
Other	0	0	22,218	22,218	0	0	0	22,218

At December 31, 2019	50,134	5,618	153,632	209,384	(161,211)	(679,123)	(840,334)	(630,950)

(i)	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.
(ii)	The main other liability temporary difference refers to deferred income tax and social contribution related to our FIDC quotas.

Reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the federal statutory rate
b)	Reconciliation of the income tax and social contribution expense:

PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the years ended December 31, 2019, 2018 and 2017:

	For the year ended December 31,
	2019	2018	2017
Net income before taxes	1,912,539	1,217,623	683,504
Statutory rate	34%	34%	34%

Expected income tax and social contribution	(650,263)	(413,992)	(232,391)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	(814)	(352)	(375)
R&D and technological innovation benefit—Law 11.196/05 (i)	86,665	58,893	24,987
Taxation of income abroad (ii)	(302)	45,008	—
Other additions	19,200	3,309	3,069

Income tax and social contribution expense	(545,514)	(307,134)	(204,711)

Effective rate	29%	25%	30%
Income tax and social contribution—current	(24,471)	(180,884)	(214,988)
Income tax and social contribution—deferred	(521,043)	(126,331)	10,278

(i)
Refers to the benefit granted by the Technological Innovation Law (
Lei do Bem
), which reduces the income tax charges, based on the amount invested by PagSeguro Group on specific intangible assets, see Note 12.

(ii)
Refers to the benefit based on the local law of the Cayman Islands (specifically, the Companies Law of 1960). There is no taxation on the income earned in the companies based in this jurisdiction. As a result of the local tax regulations, all the exchange variations from dollars to reais which generate income have no tax impacts for PagSeguro Digital.